INCOME TAX (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current taxes: In Israel	$ 5,841	$ 6,155	$ 6,622
Current taxes: Outside Israel	4,341	7,674	8,325
Current taxes	10,182	13,829	14,947
Deferred taxes: In Israel	(553)	299	781
Deferred taxes: Outside Israel	(1,605)	(2,545)	1,565
Deferred tax expense (benefit)	(2,158)	(2,246)	2,346
Taxes in respect of prior years: In Israel	2,751	439	(20)
Taxes in respect of prior years: Outside Israel	81	212
Taxes in respect of prior years	2,832	651	(20)
Income tax expense (benefit)	$ 10,856	$ 12,234	$ 17,273